`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     October 27, 2004

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	71

Form 13F Information Table Value Total:	221,935

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp AT&T Wireless Group  COM              00209A106      200    13517 SH       SOLE                                      13517
American Intl Group Com        COM              026874107     6402    94159 SH       SOLE                                      94159
Amgen Inc                      COM              031162100     3797    66834 SH       SOLE                                      66834
Anheuser Busch                 COM              035229103     4068    81444 SH       SOLE                                      81444
Aquila Inc Com                 COM              03840P102       55    17650 SH       SOLE                                      17650
Automatic Data Process Com     COM              053015103     4161   100694 SH       SOLE                                     100694
Bank Of America Corp New       COM              060505104      681    15716 SH       SOLE                                      15716
Bell South Corp NFSC           COM              079860102     1591    58649 SH       SOLE                                      58649
Berkshire Hathaway Inc Del Cl  COM              084670108     1906       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    13766     4795 SH       SOLE                                       4795
Capital Crossing Bk Com        COM              140071101      226     8880 SH       SOLE                                       8880
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
ChevronTexaco Corp Com         COM              166764100    12844   239455 SH       SOLE                                     239455
Cisco Sys Inc                  COM              17275R102     8603   475298 SH       SOLE                                     475298
Coca-Cola                      COM              191216100     4864   121444 SH       SOLE                                     121444
Comcast Corp New Cl A          COM              20030N101      291    10300 SH       SOLE                                      10300
ConocoPhillips Com             COM              20825C104      965    11650 SH       SOLE                                      11650
Dell Computer                  COM              24702R101     8805   247335 SH       SOLE                                     247335
Du Pont E I De Nemours Com     COM              263534109      261     6107 SH       SOLE                                       6107
Duke Energy Corp               COM              264399106      201     8789 SH       SOLE                                       8789
E M C Corp Mass Com            COM              268648102     1047    90703 SH       SOLE                                      90703
Eli Lilly & Co.                COM              532457108     1512    25184 SH       SOLE                                      25184
Ericsson L M Tel Co Adr Cl B S COM              294821608     3683   117892 SH       SOLE                                     117892
Exxon Mobil Corp Com           COM              30231G102    15203   314562 SH       SOLE                                     314562
Fidelity Comwlth Tr Ndq Cp Idx COM              315912808      433     5725 SH       SOLE                                       5725
First Data Corp Com            COM              319963104     2119    48710 SH       SOLE                                      48710
Fulton Finl Corp Pa Com        COM              360271100      207     9681 SH       SOLE                                       9681
Gb Hldgs Inc Com               COM              36150A109       27    10652 SH       SOLE                                      10652
General Dynamics Corp Com      COM              369550108     4538    44445 SH       SOLE                                      44445
General Electric Co            COM              369604103     8049   239686 SH       SOLE                                     239686
Home Depot                     COM              437076102     9873   251869 SH       SOLE                                     251869
Honeywell Intl Inc             COM              438516106      296     8263 SH       SOLE                                       8263
Intel                          COM              458140100     9164   456818 SH       SOLE                                     456818
J P Morgan Chase & Co          COM              46625H100      210     5283 SH       SOLE                                       5283
Johnson & Johnson              COM              478160104     5015    89027 SH       SOLE                                      89027
Juniper Networks Inc Com       COM              48203R104      236    10000 SH       SOLE                                      10000
Kinder Morgan Inc Kans Com     COM              49455P101      853    13575 SH       SOLE                                      13575
Lockheed Martin Corp Com       COM              539830109      774    13868 SH       SOLE                                      13868
Lowes Cos Inc Com              COM              548661107      208     3818 SH       SOLE                                       3818
Lucent Technologies Com        COM              549463107       48    15228 SH       SOLE                                      15228
MBIA Inc                       COM              55262C100     4308    74015 SH       SOLE                                      74015
MBNA  Corp Com                 COM              55262L100     6702   265946 SH       SOLE                                     265946
Mcdonalds                      COM              580135101     3895   138959 SH       SOLE                                     138959
Medco Health Solutions Com     COM              58405U102      397    12842 SH       SOLE                                      12842
Medtronic                      COM              585055106      835    16080 SH       SOLE                                      16080
Merck & Co, Inc.               COM              589331107     3403   103127 SH       SOLE                                     103127
Microsoft                      COM              594918104     7503   271370 SH       SOLE                                     271370
Nasdaq 100 Tr Unit Ser 1       COM              631100104      272     7732 SH       SOLE                                       7732
Nokia Corp Sponsored Adr       COM              654902204     1005    73271 SH       SOLE                                      73271
Nortel Networks Corp New       COM              656568102      174    51100 SH       SOLE                                      51100
Northrop Grumman Corp Com      COM              666807102     1682    31532 SH       SOLE                                      31532
Oracle Corp Com                COM              68389X105     6741   597620 SH       SOLE                                     597620
Pfizer                         COM              717081103     9381   306584 SH       SOLE                                     306584
Proctor & Gamble               COM              742718109     3679    67974 SH       SOLE                                      67974
SBC Communications Inc         COM              78387G103     2349    90534 SH       SOLE                                      90534
SLM Corp                       COM              78442P106     8970   201131 SH       SOLE                                     201131
Southern Co Com                COM              842587107      276     9216 SH       SOLE                                       9216
Student Loan Corp              COM              863902102     7927    55925 SH       SOLE                                      55925
Teco Energy Inc.               COM              872375100     1127    83321 SH       SOLE                                      83321
United Healthcare Corp Com     COM              91324P102     3610    48958 SH       SOLE                                      48958
Unitrin Inc Com                COM              913275103      231     5550 SH       SOLE                                       5550
Verizon Communications Com     COM              92343V104     1835    46588 SH       SOLE                                      46588
Wal-Mart Stores Inc            COM              931142103     1298    24400 SH       SOLE                                      24400
Walgreens, Inc.                COM              931422109     1690    47172 SH       SOLE                                      47172
Walt Disney Co                 COM              254687106      846    37505 SH       SOLE                                      37505
Worldcom Inc Ga New Worldcom G COM              98157D106        0    11912 SH       SOLE                                      11912
iShares Tr Russell 2000        COM              464287655      483     4240 SH       SOLE                                       4240
iShares Tr S&P Midcap Value    COM              464287705     3018    26185 SH       SOLE                                      26185
iShares Tr S&P Smlcp Grow      COM              464287887      238     2520 SH       SOLE                                       2520
iShares Tr S&P Smlcp Valu      COM              464287879      644     5890 SH       SOLE                                       5890
La Quinta Corp Paired Ctf                       50419U202      234    29986 SH       SOLE                                      29986